Financial Instruments and Risks - Credit Risk Internal Risk Rating (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Allowance for doubtful accounts	R$ 37,179	R$ 38,740
Credit risk | Trade accounts receivable
Financial Instruments and Risks
Credit risk exposure, internal rating	2,574,237	2,336,503
Credit risk | Trade accounts receivable | Low Risk | Not past due and delay up to 30 days
Financial Instruments and Risks
Credit risk exposure, internal rating	2,447,184	2,262,628
Credit risk | Trade accounts receivable | Average Risk | Delay between 30 and 90 days
Financial Instruments and Risks
Credit risk exposure, internal rating	66,587	21,016
Credit risk | Trade accounts receivable | High Risk | Delay over than 90 days and renegotiated with the client or with security interest
Financial Instruments and Risks
Credit risk exposure, internal rating	R$ 60,466	R$ 52,859